Employee Benefits	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Employee Benefits

6. Employee Benefits

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of $191 per month. Contributions to the plan vest immediately. The Company recorded MPF expense of $17,544, $16,847 and $17,410 for the years ended March 31, 2023, 2022 and 2021, respectively.